Note 5 - Fair Value Measurements and Financial Instruments - Assets Measured on a Recurring Basis (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Assets, fair value	$ 17,411	$ 8,204
Fair Value, Inputs, Level 1 [Member]
Assets, fair value
Fair Value, Inputs, Level 2 [Member]
Assets, fair value	17,411	8,204
Fair Value, Inputs, Level 3 [Member]
Assets, fair value
Bank Time Deposits [Member]
Assets, fair value	1,395
Bank Time Deposits [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value
Bank Time Deposits [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	1,395
Bank Time Deposits [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value
Debt Security, Government, Non-US [Member]
Assets, fair value	5,481	2,003
Debt Security, Government, Non-US [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value
Debt Security, Government, Non-US [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	5,481	2,003
Debt Security, Government, Non-US [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value
US Treasury Securities [Member]
Assets, fair value	5,989
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value
US Treasury Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	5,989
US Treasury Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value
Corporate Debt Securities [Member]
Assets, fair value		1,999
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value		1,999
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value
Investments [Member]
Assets, fair value	4,546	4,202
Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value
Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	4,546	4,202
Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value